Share-based Option Plan - Summary of Changes in Stock Options (Detail) - Stock option plan R$ / shares in Units, R$ in Thousands	12 Months Ended
	Dec. 31, 2020 BRL (R$) share R$ / shares	Dec. 31, 2019 BRL (R$) share R$ / shares	Dec. 31, 2018 BRL (R$) share
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options, Beginning balance	8,184,768	11,190,829
Number of options, cancelled		(69,085)
Number of options exercised	(2,076,558)	(2,936,976)
Number of options, Ending balance	6,108,210	8,184,768	11,190,829
Weighted average of exercise price, Beginning balance | R$ / shares	R$ 12.85
Weighted average of exercise price, Exercised | R$ / shares	11.45
Weighted average of exercise price, Ending balance | R$ / shares	R$ 16.91	R$ 12.85
Number of exercisable options at:
Number of exercisable options, number of shares	2,158,658	2,294,135
Number of exercisable options, weighted average exercise price | R$ / shares	R$ 15.12	R$ 13.81
Recognized compensation expense | R$	R$ 9,489	R$ 12,742	R$ 16,677